Note 7 - Due to Related Parties (Details) - Amounts Due to Related Parties (Parentheticals)	Nov. 30, 2013 USD ($)	Nov. 30, 2014 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)	Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2013 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD	Nov. 30, 2013 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2013 Unsecured Convertible Debentures [Member] USD ($)
Related Party Transaction [Line Items]
Notе payablе rеlatеd party	$ 759,564	[1]	$ 733,042	[1]	778,491		$ 759,564
Αnnual intеrеst ratе	12.00%		6.00%		6.00%
Notе payablе rеlatеd party						28,167
Annual interest rate	12.00%		6.00%		6.00%

[1]	The promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note"), principal shareholders, directors and executive officers of the Company was amended effective October 22, 2009 ("effective date"), to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the proceeds from the transactions completed in February 2011, March 2012, March 2013 and July 2013 (Note 10) and/or amounts received by IPC Corp for scientific research tax credits of IPC Corp and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2014, the entire outstanding related party loan principal in the amount of $665,226 (C$736,685) was repaid (2013 - $Nil; 2012 -$Nil) and interest payments of $48,545 (C$53,762) (2013 - $16,640; 2012 - $39,173) in respect of the Promissory Note was made by the Company in accordance with the terms of the IPC Arrangement Agreement.